Distribution Date:	10/17/22	WFRBS Commercial Mortgage Trust 2013-C13
Determination Date:	10/11/22
Next Distribution Date:	11/18/22
Record Date:	09/30/22	Commercial Mortgage Pass-Through Certificates
Series 2013-C13

Table of Contents				Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	RBS Commercial Funding Inc.
Certificate Factor Detail	3		Thomas Conway	(203) 897-2365
Certificate Interest Reconciliation Detail	4		600 Washington Boulevard | Stamford, CT 06901 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Master & Special Servicer	National Cooperative Bank, N.A.
Current Mortgage Loan and Property Stratification	8-12		Kathleen Luzik	(703) 302-1902
Mortgage Loan Detail (Part 1)	13-15		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Mortgage Loan Detail (Part 2)	16-18	Special Servicer	LNR Partners, LLC
Principal Prepayment Detail	19		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
Historical Detail	20		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Delinquency Loan Detail	21	Trust Administrator	Trimont Real Estate Advisors, LLC
			Trust Advisor		Trustadvisor@trimontrea.com
Collateral Stratification and Historical Detail	22
			3500 Lenox Road, Suite G1 | Atlanta, GA 30326 | United States
Specially Serviced Loan Detail - Part 1	23
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 2	24		Bank, N.A.
Modified Loan Detail	25		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
					trustadministrationgroup@wellsfargo.com
Historical Liquidated Loan Detail	26		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Bond / Collateral Loss Reconciliation Detail	27	Trustee	U.S. Bank National Association
Interest Shortfall Detail - Collateral Level	28		General Contact	(312) 332-7457
Supplemental Notes	29		190 South LaSalle Street, 7th Floor | Chicago, IL 60603 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	92937UAA6	0.778000%	56,222,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	92937UAB4	1.964000%	79,549,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	92937UAC2	2.749000%	200,000,000.00	154,514,306.99	7,074,243.65	353,966.52	33,822.83	0.00	7,462,033.00	147,440,063.34	42.35%	30.00%
A-4	92937UAD0	3.001000%	206,479,000.00	206,479,000.00	0.00	516,369.57	0.00	0.00	516,369.57	206,479,000.00	42.35%	30.00%
A-SB	92937UAE8	2.654000%	71,467,000.00	5,504,227.05	1,400,871.45	12,173.52	6,465.43	0.00	1,419,510.40	4,103,355.60	42.35%	30.00%
A-S	92937UAF5	3.345000%	90,962,000.00	90,962,000.00	0.00	253,556.58	0.00	0.00	253,556.58	90,962,000.00	27.70%	19.63%
B	92937UAG3	3.553000%	51,509,000.00	51,509,000.00	0.00	152,509.56	0.00	0.00	152,509.56	51,509,000.00	19.41%	13.75%
C	92937UAH1	3.910000%	29,590,000.00	29,590,000.00	0.00	96,414.08	0.00	0.00	96,414.08	29,590,000.00	14.65%	10.38%
D	92937UAJ7	4.147053%	32,877,000.00	32,877,000.00	0.00	113,618.88	0.00	0.00	113,618.88	32,877,000.00	9.35%	6.63%
E	92937UAL2	4.147053%	15,343,000.00	15,343,000.00	0.00	53,023.53	0.00	0.00	53,023.53	15,343,000.00	6.88%	4.88%
F	92937UAN8	3.500000%	16,439,000.00	16,439,000.00	0.00	47,947.08	0.00	0.00	47,947.08	16,439,000.00	4.24%	3.00%
G	92937UAQ1	3.500000%	26,302,751.00	26,302,751.00	0.00	70,524.44	0.00	0.00	70,524.44	26,302,751.00	0.00%	0.00%
V	92937UAZ1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	92937UAY4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			876,739,751.00	629,520,285.04	8,475,115.10	1,670,103.76	40,288.26	0.00	10,185,507.12	621,045,169.94

X-A	92937UAS7	1.166944%	704,679,000.00	457,459,534.04	0.00	444,857.93	31,478.79	0.00	476,336.72	448,984,418.94
X-B	92937UAU2	0.463797%	81,099,000.00	81,099,000.00	0.00	31,344.56	0.00	0.00	31,344.56	81,099,000.00
X-C	92937UAW8	0.647053%	42,741,751.00	42,741,751.00	0.00	23,046.82	0.00	0.00	23,046.82	42,741,751.00
Notional SubTotal			828,519,751.00	581,300,285.04	0.00	499,249.31	31,478.79	0.00	530,728.10	572,825,169.94

Deal Distribution Total					8,475,115.10	2,169,353.07	71,767.05	0.00	10,716,235.22

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	92937UAA6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	92937UAB4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	92937UAC2	772.57153495	35.37121825	1.76983260	0.00000000	0.00000000	0.16911415	0.00000000	37.31016500	737.20031670
A-4	92937UAD0	1,000.00000000	0.00000000	2.50083335	0.00000000	0.00000000	0.00000000	0.00000000	2.50083335	1,000.00000000
A-SB	92937UAE8	77.01774315	19.60165461	0.17033764	0.00000000	0.00000000	0.09046735	0.00000000	19.86245960	57.41608854
A-S	92937UAF5	1,000.00000000	0.00000000	2.78750005	0.00000000	0.00000000	0.00000000	0.00000000	2.78750005	1,000.00000000
B	92937UAG3	1,000.00000000	0.00000000	2.96083325	0.00000000	0.00000000	0.00000000	0.00000000	2.96083325	1,000.00000000
C	92937UAH1	1,000.00000000	0.00000000	3.25833322	0.00000000	0.00000000	0.00000000	0.00000000	3.25833322	1,000.00000000
D	92937UAJ7	1,000.00000000	0.00000000	3.45587736	0.00000000	0.00000000	0.00000000	0.00000000	3.45587736	1,000.00000000
E	92937UAL2	1,000.00000000	0.00000000	3.45587760	0.00000000	0.00000000	0.00000000	0.00000000	3.45587760	1,000.00000000
F	92937UAN8	1,000.00000000	0.00000000	2.91666646	0.00000000	0.00000000	0.00000000	0.00000000	2.91666646	1,000.00000000
G	92937UAQ1	1,000.00000000	0.00000000	2.68125718	0.23540960	8.76465507	0.00000000	0.00000000	2.68125718	1,000.00000000
V	92937UAZ1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	92937UAY4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	92937UAS7	649.17435320	0.00000000	0.63129160	0.00000000	0.00000000	0.04467111	0.00000000	0.67596270	637.14743726
X-B	92937UAU2	1,000.00000000	0.00000000	0.38649749	0.00000000	0.00000000	0.00000000	0.00000000	0.38649749	1,000.00000000
X-C	92937UAW8	1,000.00000000	0.00000000	0.53921095	0.00000000	0.00000000	0.00000000	0.00000000	0.53921095	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	09/01/22 - 09/30/22	30	0.00	353,966.52	0.00	353,966.52	0.00	0.00	0.00	353,966.52	0.00
A-4	09/01/22 - 09/30/22	30	0.00	516,369.57	0.00	516,369.57	0.00	0.00	0.00	516,369.57	0.00
A-SB	09/01/22 - 09/30/22	30	0.00	12,173.52	0.00	12,173.52	0.00	0.00	0.00	12,173.52	0.00
X-A	09/01/22 - 09/30/22	30	0.00	444,857.93	0.00	444,857.93	0.00	0.00	0.00	444,857.93	0.00
X-B	09/01/22 - 09/30/22	30	0.00	31,344.56	0.00	31,344.56	0.00	0.00	0.00	31,344.56	0.00
X-C	09/01/22 - 09/30/22	30	0.00	23,046.82	0.00	23,046.82	0.00	0.00	0.00	23,046.82	0.00
A-S	09/01/22 - 09/30/22	30	0.00	253,556.58	0.00	253,556.58	0.00	0.00	0.00	253,556.58	0.00
B	09/01/22 - 09/30/22	30	0.00	152,509.56	0.00	152,509.56	0.00	0.00	0.00	152,509.56	0.00
C	09/01/22 - 09/30/22	30	0.00	96,414.08	0.00	96,414.08	0.00	0.00	0.00	96,414.08	0.00
D	09/01/22 - 09/30/22	30	0.00	113,618.88	0.00	113,618.88	0.00	0.00	0.00	113,618.88	0.00
E	09/01/22 - 09/30/22	30	0.00	53,023.53	0.00	53,023.53	0.00	0.00	0.00	53,023.53	0.00
F	09/01/22 - 09/30/22	30	0.00	47,947.08	0.00	47,947.08	0.00	0.00	0.00	47,947.08	0.00
G	09/01/22 - 09/30/22	30	224,342.62	76,716.36	0.00	76,716.36	6,191.92	0.00	0.00	70,524.44	230,534.54
Totals			224,342.62	2,175,544.99	0.00	2,175,544.99	6,191.92	0.00	0.00	2,169,353.07	230,534.54

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information
Total Available Distribution Amount (1)	10,716,235.22
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,194,436.41	Master Servicing Fee	14,831.27
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,428.90
Interest Adjustments	0.00	Trustee Fee	299.02
Deferred Interest	0.00	Trust Advisor Fee	1,332.30
ARD Interest	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,194,436.41	Total Fees	18,891.49

Principal		Expenses/Reimbursements
Scheduled Principal	1,308,296.43	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	3,949.99
Principal Prepayments	7,166,818.67	Special Servicing Fees (Monthly)	2,241.88
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	8,475,115.10	Total Expenses/Reimbursements	6,191.87

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	71,767.05	Interest Distribution	2,169,353.07
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	8,475,115.10
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	71,767.05
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	71,767.05	Total Payments to Certificateholders and Others	10,716,235.22
Total Funds Collected	10,741,318.56	Total Funds Distributed	10,741,318.58

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	629,520,286.01	629,520,286.01	Beginning Certificate Balance	629,520,285.04
(-) Scheduled Principal Collections	1,308,296.43	1,308,296.43	(-) Principal Distributions	8,475,115.10
(-) Unscheduled Principal Collections	7,166,818.67	7,166,818.67	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	621,045,170.91	621,045,170.91	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	630,350,581.59	630,350,581.59	Ending Certificate Balance	621,045,169.94
Ending Actual Collateral Balance	621,913,147.27	621,913,147.27

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.97)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.97)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.15%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	33	235,429,358.68	37.91%	4	4.1800	NAP	Defeased	33	235,429,358.68	37.91%	4	4.1800	NAP
1,000,000 or less	0	0.00	0.00%	0	0.0000	0.000000	1.30 or less	15	158,700,980.77	25.55%	6	4.1494	0.823658
1,000,001 to 2,000,000	5	8,106,731.81	1.31%	6	4.3770	1.239028	1.31 to 1.40	2	12,317,425.20	1.98%	7	4.1123	1.351422
2,000,001 to 3,000,000	4	10,585,384.50	1.70%	6	4.2909	1.746303	1.41 to 1.50	2	16,685,656.56	2.69%	6	4.4802	1.428613
3,000,001 to 4,000,000	4	13,810,604.47	2.22%	6	4.2704	2.310661	1.51 to 1.60	2	5,951,496.56	0.96%	6	4.5490	1.583567
4,000,001 to 5,000,000	6	27,198,456.40	4.38%	6	4.3734	1.849972	1.61 to 1.70	2	6,468,684.62	1.04%	6	4.8801	1.678329
5,000,001 to 6,000,000	3	16,133,966.49	2.60%	6	4.9022	0.616490	1.71 to 1.80	0	0.00	0.00%	0	0.0000	0.000000
6,000,001 to 7,000,000	4	27,037,967.72	4.35%	6	4.3713	1.744694	1.81 to 1.90	0	0.00	0.00%	0	0.0000	0.000000
7,000,001 to 8,000,000	1	7,742,989.23	1.25%	5	4.3660	3.760400	1.91 to 2.00	1	1,943,185.63	0.31%	6	4.9400	2.003800
8,000,001 to 9,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.25	4	43,984,830.66	7.08%	6	4.3304	2.109857
9,000,001 to 10,000,000	4	37,987,164.09	6.12%	6	4.3925	1.484829	2.26 to 2.50	1	3,736,081.25	0.60%	7	4.2800	2.390800
10,000,001 to 15,000,000	3	37,532,226.81	6.04%	6	4.0394	1.439703	2.51 to 2.75	3	11,555,690.93	1.86%	6	4.3337	2.621166
15,000,001 to 20,000,000	1	18,903,926.10	3.04%	6	4.5600	2.151700	2.76 to 3.00	2	52,860,442.36	8.51%	5	4.1738	2.799411
20,000,001 to 30,000,000	2	52,500,000.00	8.45%	6	3.9257	3.486457	3.01 to 3.50	3	33,668,348.46	5.42%	6	3.9377	3.381888
30,000,001 to 70,000,000	1	50,000,000.00	8.05%	5	4.1500	2.799600	3.51 or greater	2	37,742,989.23	6.08%	6	4.0671	3.575121
70,000,001 and greater	1	78,076,394.61	12.57%	7	3.9350	0.679400	Totals	72	621,045,170.91	100.00%	5	4.1857	1.800074
Totals	72	621,045,170.91	100.00%	5	4.1857	1.800074
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	38	235,429,358.68	37.91%	4	4.1800	NAP
							Defeased	38	235,429,358.68	37.91%	4	4.1800	NAP
Alabama	1	1,500,000.00	0.24%	5	4.1500	2.799600
							Industrial	1	22,500,000.00	3.62%	6	3.8400	3.432000
Arizona	4	20,409,947.84	3.29%	5	4.2730	2.244337
							Lodging	7	38,589,845.21	6.21%	6	4.7429	1.368265
California	4	25,192,524.12	4.06%	5	4.4671	2.493817
							Mixed Use	3	15,658,389.23	2.52%	6	4.1320	2.837567
Colorado	1	3,218,826.00	0.52%	6	4.6900	2.642500
							Mobile Home Park	1	1,943,185.63	0.31%	6	4.9400	2.003800
Florida	2	31,943,185.63	5.14%	6	4.0478	3.434622
							Multi-Family	9	26,663,590.34	4.29%	6	3.9483	1.678098
Georgia	3	25,255,179.60	4.07%	7	4.2972	2.169518
							Office	16	127,888,327.94	20.59%	6	4.0388	1.471041
Indiana	2	14,838,300.36	2.39%	6	4.3399	1.365925
							Retail	13	141,769,042.29	22.83%	6	4.2531	1.945691
Iowa	2	9,816,977.11	1.58%	6	4.9010	0.912898
							Self Storage	2	10,603,431.59	1.71%	5	4.4264	3.500265
Kentucky	1	5,665,000.00	0.91%	5	4.1500	2.799600
							Totals	90	621,045,170.91	100.00%	5	4.1857	1.800074
Louisiana	4	16,728,247.19	2.69%	6	4.3796	1.875268

Maryland	1	5,472,400.52	0.88%	6	4.8650	0.380100

Michigan	1	1,200,000.00	0.19%	5	4.1500	2.799600

Montana	1	2,500,000.00	0.40%	5	4.1500	2.799600

Nevada	1	18,903,926.10	3.04%	6	4.5600	2.151700

New Jersey	1	9,439,849.15	1.52%	7	4.1800	1.361000

New York	11	66,979,608.07	10.78%	6	3.8807	2.128973

North Carolina	2	82,876,394.61	13.34%	7	3.9475	0.802197

Ohio	1	3,736,081.25	0.60%	7	4.2800	2.390800

Texas	7	29,989,364.68	4.83%	6	4.5095	1.668622

Washington	1	3,250,000.00	0.52%	5	4.1500	2.799600

Wisconsin	1	6,700,000.00	1.08%	5	4.1500	2.799600

Totals	90	621,045,170.91	100.00%	5	4.1857	1.800074

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	33	235,429,358.68	37.91%	4	4.1800	NAP	Defeased	33	235,429,358.68	37.91%	4	4.1800	NAP
	3.750% or less	1	13,173,994.22	2.12%	6	3.7000	1.202200	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	12	158,671,636.49	25.55%	6	3.9142	1.811263	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	3	70,989,781.38	11.43%	6	4.1393	2.485433	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	9	67,769,103.43	10.91%	6	4.4263	1.828704	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	7	46,280,864.59	7.45%	6	4.5722	1.984741	49 months or greater	39	385,615,812.23	62.09%	6	4.1892	1.877966
	4.751% to 5.000%	7	28,730,432.12	4.63%	6	4.8792	0.999427	Totals	72	621,045,170.91	100.00%	5	4.1857	1.800074
	5.001% to 5.250%	0	0.00	0.00%	0	0.0000	0.000000
	5.251% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	72	621,045,170.91	100.00%	5	4.1857	1.800074
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	33	235,429,358.68	37.91%	4	4.1800	NAP	Defeased	33	235,429,358.68	37.91%	4	4.1800	NAP
	84 months or less	39	385,615,812.23	62.09%	6	4.1892	1.877966	Interest Only	5	113,300,000.00	18.24%	6	4.0145	3.127486
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	33	269,438,236.18	43.38%	6	4.2659	1.358496
	Totals	72	621,045,170.91	100.00%	5	4.1857	1.800074	301 months to 360 months	0	0.00	0.00%	0	0.0000	0.000000
								361 months or greater	1	2,877,576.05	0.46%	5	3.8900	1.320000
								Totals	72	621,045,170.91	100.00%	5	4.1857	1.800074
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	33	235,429,358.68	37.91%	4	4.1800	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	34	366,406,646.48	59.00%	6	4.1770	1.950729
	13 to 24 months	2	7,282,777.60	1.17%	6	3.8295	0.727218
	25 months or greater	3	11,926,388.15	1.92%	6	4.7835	0.345218
	Totals	72	621,045,170.91	100.00%	5	4.1857	1.800074
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	310916445	OF	San Francisco	CA	Actual/360	3.725%	228,954.05	172,723.33	0.00	N/A	12/01/22	--	73,757,009.22	73,584,285.89	10/01/22
2	790919423	OF	Charlotte	NC	Actual/360	3.935%	256,504.66	146,119.58	0.00	N/A	05/01/23	--	78,222,514.19	78,076,394.61	10/01/22
3	310917976	Various Various		Various	Actual/360	4.150%	172,916.67	0.00	0.00	N/A	03/01/23	--	50,000,000.00	50,000,000.00	10/01/22
4	310918069	RT	Miami Beach	FL	Actual/360	3.990%	99,750.00	0.00	0.00	N/A	04/01/23	--	30,000,000.00	30,000,000.00	10/01/22
5	440000213	LO	Myrtle Beach	SC	Actual/360	4.659%	88,206.33	81,262.40	0.00	N/A	01/01/23	--	22,718,951.72	22,637,689.32	10/01/22
6	440000200	MF	West Monroe	LA	Actual/360	4.195%	72,765.43	47,338.83	0.00	N/A	03/01/23	--	20,814,901.97	20,767,563.14	10/01/22
7	300350007	RT	Las Vegas	NV	Actual/360	4.560%	72,007.26	45,351.76	0.00	N/A	04/01/23	--	18,949,277.86	18,903,926.10	10/01/22
8	310918469	IN	Maspeth	NY	Actual/360	3.840%	72,000.00	0.00	0.00	N/A	04/01/23	--	22,500,000.00	22,500,000.00	10/01/22
10	310917816	RT	Indianapolis	IN	Actual/360	4.370%	46,815.62	47,248.61	0.00	N/A	04/01/23	--	12,855,548.97	12,808,300.36	10/01/22
11	310918368	RT	Merrick	NY	Actual/360	3.700%	40,728.41	35,218.28	0.00	N/A	04/01/23	--	13,209,212.50	13,173,994.22	10/01/22
12	800918777	IN	Santa Rosa	CA	Actual/360	3.790%	39,163.75	32,506.04	0.00	N/A	05/01/23	--	12,400,132.76	12,367,626.72	10/01/22
14	300350014	RT	Marietta	GA	Actual/360	4.060%	39,176.57	29,348.95	0.00	N/A	05/01/23	--	11,579,281.18	11,549,932.23	10/01/22
17	310918099	OF	Portsmouth	NH	Actual/360	4.040%	34,173.32	25,792.21	0.00	N/A	02/01/23	--	10,150,490.32	10,124,698.11	10/01/22
18	310916915	LO	Atlanta	GA	Actual/360	4.480%	33,837.81	32,725.94	0.00	N/A	05/01/23	--	9,063,698.27	9,030,972.33	10/01/22
19	820918131	RT	Simi Valley	CA	Actual/360	4.500%	36,540.92	23,501.29	0.00	N/A	04/01/23	--	9,744,245.36	9,720,744.07	10/01/22
20	416000086	RT	Denham Springs	LA	Actual/360	4.410%	36,087.34	24,086.46	0.00	N/A	04/01/23	--	9,819,685.00	9,795,598.54	10/01/22
21	440000216	RT	Garwood	NJ	Actual/360	4.180%	32,964.44	23,626.23	0.00	N/A	05/01/23	--	9,463,475.38	9,439,849.15	10/01/22
25	300350025	MH	Santa Ana	CA	Actual/360	4.730%	15,182.22	9,018.36	0.00	N/A	04/05/23	--	3,851,726.78	3,842,708.42	10/05/22
26	300350026	MH	Santa Ana	CA	Actual/360	4.730%	15,182.22	9,018.36	0.00	N/A	04/05/23	--	3,851,726.78	3,842,708.42	10/05/22
28	440000196	SS	Torrance	CA	Actual/360	4.366%	28,232.17	16,655.74	0.00	N/A	03/01/23	--	7,759,644.97	7,742,989.23	10/01/22
29	300350029	RT	Scottsdale	AZ	Actual/360	4.510%	26,277.47	16,841.30	0.00	N/A	04/01/23	--	6,991,789.14	6,974,947.84	10/01/22
30	310917738	RT	Johnson City	NY	Actual/360	4.490%	25,778.94	16,732.73	0.00	N/A	03/01/23	--	6,889,694.59	6,872,961.86	10/01/22
31	310918694	MH	Henderson	NV	Actual/360	3.930%	21,141.57	16,729.51	0.00	N/A	04/01/23	--	6,455,441.28	6,438,711.77	10/01/22
32	300350032	RT	Crowley	TX	Actual/360	4.580%	26,351.67	14,308.59	0.00	N/A	04/01/23	--	6,904,366.61	6,890,058.02	10/01/22
33	410918544	SS	Ashburn	VA	Actual/360	4.330%	23,016.39	15,721.11	0.00	N/A	01/01/23	--	6,378,674.89	6,362,953.78	10/01/22
35	670919010	MF	Grand Rapids	MI	Actual/360	4.160%	20,931.88	15,204.51	0.00	N/A	01/01/23	--	6,038,043.06	6,022,838.55	10/01/22
36	440000212	LO	Largo	MD	Actual/360	4.865%	22,264.12	19,262.00	0.00	N/A	04/01/23	--	5,491,662.52	5,472,400.52	06/01/20
37	440000210	LO	Stafford	TX	Actual/360	4.941%	22,356.09	18,906.11	0.00	N/A	04/01/23	--	5,429,530.94	5,410,624.83	10/01/22

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
38	300350038	MH	Des Plaines	IL	Actual/360	4.700%	22,688.60	13,616.05	0.00	N/A	04/01/23	--	5,792,833.23	5,779,217.18	10/01/22
39	440000214	LO	Ames	IA	Actual/360	4.901%	21,520.94	18,418.78	0.00	N/A	04/01/23	--	5,269,359.92	5,250,941.14	01/01/21
40	416000080	MF	Houston	TX	Actual/360	4.350%	18,708.53	16,025.58	0.00	N/A	04/01/23	--	5,160,974.82	5,144,949.24	10/01/22
41	300350041	SS	Various	IL	Actual/360	4.400%	19,884.64	13,165.58	0.00	N/A	05/01/23	--	5,423,084.52	5,409,918.94	10/01/22
42	470083890	MF	Yonkers	NY	Actual/360	3.930%	18,992.44	5,799,219.36	0.00	N/A	04/01/23	--	5,799,219.36	0.00	09/01/22
43	440000209	LO	Victoria	TX	Actual/360	4.761%	16,702.92	25,340.67	0.00	N/A	03/01/23	--	4,209,936.05	4,184,595.38	10/01/22
44	310917619	MU	Brooklyn	NY	Actual/360	3.860%	20,265.00	0.00	0.00	N/A	05/01/23	--	6,300,000.00	6,300,000.00	10/01/22
45	310917863	LO	Newnan	GA	Actual/360	4.530%	17,709.03	16,858.24	0.00	N/A	05/01/23	--	4,691,133.28	4,674,275.04	10/01/22
46	440000215	LO	Ames	IA	Actual/360	4.901%	18,713.87	16,016.32	0.00	N/A	04/01/23	--	4,582,052.29	4,566,035.97	10/01/22
47	300350047	MF	Reno	NV	Actual/360	4.800%	19,823.58	11,656.34	0.00	N/A	02/01/23	--	4,955,894.19	4,944,237.85	10/01/22
48	310917685	MF	Paramount	CA	Actual/360	4.490%	18,260.08	11,852.35	0.00	N/A	03/01/23	--	4,880,200.81	4,868,348.46	10/01/22
49	310918533	MF	Shreveport	LA	Actual/360	3.770%	14,933.52	11,064.55	0.00	N/A	03/01/23	--	4,753,376.54	4,742,311.99	10/01/22
50	310916800	MF	Paramount	CA	Actual/360	4.510%	17,157.65	10,996.37	0.00	N/A	04/01/23	--	4,565,227.08	4,554,230.71	10/01/22
51	470084060	MF	New York	NY	Actual/360	3.790%	13,949.88	11,646.47	0.00	N/A	04/01/23	--	4,416,848.02	4,405,201.55	10/01/22
53	416000087	RT	Chillicothe	OH	Actual/360	4.280%	13,374.56	13,796.40	0.00	N/A	05/01/23	--	3,749,877.65	3,736,081.25	10/01/22
54	416000082	RT	League City	TX	Actual/360	4.110%	13,152.15	9,730.58	0.00	N/A	04/01/23	--	3,840,044.92	3,830,314.34	10/01/22
55	410917501	SS	Mineola	NY	Actual/360	4.570%	14,562.44	9,192.23	0.00	N/A	12/01/22	--	3,823,836.57	3,814,644.34	10/01/22
56	470085000	MF	New York	NY	Actual/360	3.760%	14,100.00	0.00	0.00	N/A	04/01/23	--	4,500,000.00	4,500,000.00	10/01/22
57	310918534	MF	San Angelo	TX	Actual/360	3.770%	11,533.48	8,545.38	0.00	N/A	03/01/23	--	3,671,135.27	3,662,589.89	10/01/22
58	416000079	SS	Baltimore	MD	Actual/360	4.390%	12,589.78	8,417.38	0.00	N/A	04/01/23	--	3,441,397.41	3,432,980.03	10/01/22
59	416000083	OF	Bingham Farms	MI	Actual/360	4.580%	12,900.61	8,068.83	0.00	N/A	04/01/23	--	3,380,071.42	3,372,002.59	10/01/22
61	410918271	OF	Westminster	CO	Actual/360	4.690%	12,609.92	7,593.52	0.00	N/A	04/01/23	--	3,226,419.52	3,218,826.00	10/01/22
62	410918125	SS	Salinas	CA	Actual/360	4.590%	10,980.73	10,335.49	0.00	N/A	04/01/23	--	2,870,777.85	2,860,442.36	10/01/22
63	416000085	OF	Spring	TX	Actual/360	4.410%	11,759.62	6,790.40	0.00	N/A	04/01/23	--	3,199,897.73	3,193,107.33	10/01/22
64	410918446	SS	Island Park	NY	Actual/360	4.630%	9,778.46	9,089.98	0.00	N/A	01/01/23	--	2,534,374.34	2,525,284.36	10/01/22
65	416000084	MU	Mesquite	TX	Actual/360	4.710%	10,852.15	6,490.43	0.00	N/A	04/01/23	--	2,764,879.66	2,758,389.23	10/01/22
66	470082950	MF	Yonkers	NY	Actual/360	3.890%	9,341.17	4,020.34	0.00	N/A	03/01/23	--	2,881,596.39	2,877,576.05	10/01/22
68	300350068	MH	Twin Falls	ID	Actual/360	4.730%	9,985.75	5,965.81	0.00	N/A	03/01/23	--	2,533,382.86	2,527,417.05	10/01/22

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
69	300350069	MH	Yuma	AZ	Actual/360	4.240%	8,700.48	6,138.43	0.00	N/A	04/05/23	--	2,462,398.79	2,456,260.36	10/05/22
74	300350074	RT	Renton	WA	Actual/360	5.130%	9,196.22	7,355.47	0.00	N/A	04/01/23	--	2,151,161.48	2,143,806.01	10/01/22
75	410918486	SS	Victorville	CA	Actual/360	4.480%	8,150.02	5,245.67	0.00	N/A	02/01/23	--	2,183,040.11	2,177,794.44	10/01/22
76	470084720	MF	Elmhurst	NY	Actual/360	3.880%	6,772.02	5,461.58	0.00	N/A	04/01/23	--	2,094,438.44	2,088,976.86	10/01/22
77	300350077	RT	Idaho Falls	ID	Actual/360	4.650%	8,306.31	5,100.25	0.00	N/A	03/01/23	--	2,143,562.77	2,138,462.52	10/01/22
78	410916272	OF	Liverpool	NY	Actual/360	5.380%	9,658.47	4,628.75	0.00	N/A	01/01/23	--	2,154,306.45	2,149,677.70	10/01/22
79	410917328	MH	New Smyrna Beach	FL	Actual/360	4.940%	8,027.40	6,790.64	0.00	N/A	04/01/23	--	1,949,976.27	1,943,185.63	10/01/22
80	410917921	RT	Shreveport	LA	Actual/360	4.830%	7,676.00	4,433.05	0.00	N/A	03/01/23	--	1,907,081.70	1,902,648.65	10/01/22
81	300350081	MH	Bradenton	FL	Actual/360	4.530%	6,643.13	4,227.95	0.00	N/A	04/01/23	--	1,759,768.53	1,755,540.58	10/01/22
82	300350082	SS	Pasco	WA	Actual/360	4.770%	6,974.19	4,110.30	0.00	N/A	03/01/23	--	1,754,512.87	1,750,402.57	10/01/22
84	470085020	MF	Forest Hills	NY	Actual/360	3.980%	5,093.65	3,955.35	0.00	N/A	04/01/23	--	1,535,774.12	1,531,818.77	10/01/22
85	470084540	MF	Brooklyn	NY	Actual/360	3.870%	4,934.34	3,994.73	0.00	N/A	04/01/23	--	1,530,027.00	1,526,032.27	10/01/22
87	300350087	MH	Coachella	CA	Actual/360	4.730%	4,937.49	4,450.48	0.00	N/A	04/05/23	--	1,252,640.32	1,248,189.84	10/05/22
88	410918000	SS	Canton	MI	Actual/360	4.750%	5,401.84	3,205.34	0.00	N/A	12/01/22	--	1,364,676.30	1,361,470.96	10/01/22
90	470083100	MF	Bronx	NY	Actual/360	3.970%	4,557.18	1,377,485.96	0.00	N/A	03/01/23	--	1,377,485.96	0.00	09/01/22
91	470084080	MF	New York	NY	Actual/360	3.900%	3,920.15	3,154.87	0.00	N/A	03/01/23	--	1,206,201.36	1,203,046.49	10/01/22
92	410913859	SS	Cathedral City	CA	Actual/360	5.500%	5,267.46	3,790.33	0.00	N/A	01/01/23	--	1,149,264.93	1,145,474.60	10/01/22
93	300350093	MH	Caro	MI	Actual/360	4.730%	4,081.24	2,424.29	0.00	N/A	04/05/23	--	1,035,410.65	1,032,986.36	10/05/22
Totals							2,194,436.41	8,475,115.10	0.00				629,520,286.01	621,045,170.91
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
2	9,360,368.72	3,756,860.13	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
3	6,466,952.05	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	4,388,173.00	2,192,599.92	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
7	2,782,234.00	1,564,481.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,711,113.68	1,506,071.89	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1,571,689.24	724,881.06	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1,196,697.71	613,986.18	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
14	2,228,603.00	916,926.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
18	1,338,855.60	1,869,020.88	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
19	962,825.00	432,204.41	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
20	890,424.00	571,623.46	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
21	933,645.96	473,501.66	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	1,769,005.10	1,020,412.60	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
29	696,060.00	332,255.10	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
30	701,459.27	317,573.42	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	691,089.00	386,205.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	379,708.00	283,743.00	04/01/19	03/31/20	01/11/21	0.00	51,850.40	41,410.80	1,104,477.93	112,572.32	0.00
37	999,700.97	710,275.89	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	462,649.00	175,257.00	07/01/19	06/30/20	04/11/22	971,109.14	112,271.18	35,879.07	748,032.23	0.00	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	243,600.00	328,224.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
43	619,566.21	559,849.45	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
44	851,542.70	444,528.24	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
45	1,262,051.89	1,255,612.13	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
46	565,850.96	792,561.11	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	793,310.10	569,485.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
49	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
50	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
51	65,095.00	104,005.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
53	701,039.38	460,013.27	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
56	394,546.00	370,911.00	02/01/21	01/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
57	665,723.66	334,341.15	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
58	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
59	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
61	703,599.04	357,276.24	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
62	721,976.70	361,284.25	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
63	402,633.65	203,191.80	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
64	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
65	374,583.11	180,924.48	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
66	214,811.00	211,025.00	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
68	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
69	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
74	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
75	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
76	88,937.00	164,020.00	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
77	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
78	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
79	0.00	181,211.10	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
80	250,464.60	133,294.58	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
81	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
82	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
84	92,341.00	115,198.00	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
85	87,902.00	41,366.00	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
87	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
88	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
90	242,349.00	206,107.00	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
91	(10,653.00)	51,661.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
92	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
93	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	49,862,523.30	25,273,968.40				971,109.14	164,121.58	77,289.87	1,852,510.16	112,572.32	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
42	470083890	5,791,224.69	Payoff w/ yield maintenance	0.00	57,992.19
90	470083100	1,375,593.98	Payoff w/ penalty	13,774.86	0.00
Totals		7,166,818.67		13,774.86	57,992.19
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/17/22	0	0.00	0	0.00	2	10,723,341.66	0	0.00	1	5,250,941.14	0	0.00	0	0.00	2	7,166,818.67	4.185719%	4.145994%	5
09/16/22	0	0.00	0	0.00	2	10,761,022.44	0	0.00	1	5,269,359.92	0	0.00	0	0.00	1	850,000.00	4.183064%	4.142779%	6
08/17/22	0	0.00	0	0.00	2	10,797,092.07	0	0.00	1	5,286,986.94	0	0.00	0	0.00	2	3,709,925.01	4.183239%	4.142883%	7
07/15/22	0	0.00	0	0.00	2	10,833,010.68	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.181570%	4.140928%	8
06/17/22	0	0.00	0	0.00	2	10,870,247.04	0	0.00	0	0.00	0	0.00	0	0.00	1	1,177,071.01	4.181738%	4.141088%	9
05/17/22	0	0.00	0	0.00	2	10,905,859.35	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.180916%	3.714202%	10
04/18/22	0	0.00	0	0.00	2	10,942,800.51	0	0.00	0	0.00	0	0.00	0	0.00	1	2,400,245.56	4.181079%	3.714466%	11
03/17/22	0	0.00	0	0.00	2	10,978,109.06	0	0.00	0	0.00	0	0.00	0	0.00	1	2,312,194.79	4.179589%	3.681981%	12
02/17/22	0	0.00	0	0.00	2	11,017,733.96	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.177833%	3.650635%	13
01/18/22	0	0.00	0	0.00	2	11,052,728.77	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.177983%	3.650866%	14
12/17/21	0	0.00	0	0.00	2	11,087,577.07	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.178131%	3.651096%	15
11/18/21	0	0.00	0	0.00	2	11,123,781.84	0	0.00	0	0.00	0	0.00	0	0.00	1	1,040,219.10	4.178284%	3.651332%	16
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
36	440000212	06/01/20	27	6	41,410.80	1,104,477.93	691,589.60	5,974,539.31	06/22/20	11
39	440000214	01/01/21	20	6	35,879.07	748,032.23	136,557.07	5,616,778.70	07/07/20	7			07/19/22
Totals					77,289.87	1,852,510.16	828,146.67	11,591,318.01
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		480,460,121	469,736,779	5,472,401		5,250,941
7 - 12 Months		140,585,050	140,585,050	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-22	621,045,171	610,321,829	0	0	5,472,401	5,250,941
Sep-22	629,520,286	618,759,264	0	0	5,491,663	5,269,360
Aug-22	631,613,501	620,816,408	0	0	5,510,105	5,286,987
Jul-22	636,571,313	625,738,302	0	0	10,833,011	0
Jun-22	637,875,772	627,005,525	0	0	10,870,247	0
May-22	640,295,819	629,389,960	0	0	10,905,859	0
Apr-22	641,595,807	630,653,006	0	0	10,942,801	0
Mar-22	645,233,952	634,255,843	0	0	10,978,109	0
Feb-22	648,972,336	637,954,602	0	0	11,017,734	0
Jan-22	650,206,260	639,153,532	0	0	11,052,729	0
Dec-21	651,435,679	640,348,102	0	0	11,087,577	0
Nov-21	652,723,402	641,599,620	0	0	11,123,782	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
36	440000212	5,472,400.52	5,974,539.31		10/04/21	189,411.00	0.38010	03/31/20	04/01/23	185
39	440000214	5,250,941.14	5,616,778.70	5,600,000.00	01/21/22	118,960.00	0.24820	06/30/20	04/01/23	185
Totals		10,723,341.66	11,591,318.01	5,600,000.00		308,371.00

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
36	440000212	LO	MD	06/22/20	11

Notice of default and acceleration sent out on 8/3/2020. Lender engaged counsel and is proceeding with enforcement of remedies. Receiver was appointed on 9/22/2020 and is in possession of the property. Foreclosure sale occurred in May

2021 and Lender was outbid with $8.2MM being the high bid which equates to a full payoff of the Loan. The courts are working on the audit process and have indicated funds will likely not be distributed until the middle to end of Q4 2022.

Lender will continue to monitor the court's process until such time as proceeds are received.

39	440000214	LO	IA	07/07/20	7

REO Title Date: 7/19/2022. Description of Collateral: The subject property is flagged as a Radisson Hotel. Current Franchise Agreement expires in April 2038. The property, which opened in 2000, features 75 rooms, a restaurant and lounge,

4,736 square

feet of meeting space, an indoor pool, a fitness room, a lobby workstation, a market pantry, a guest laundry room, and a vending area. The property is located on a 2.65-acre parcel. Companion Loan - no. Deferred Maintenance /

Repair Issues: Minor it ems of DM for the parking lot were noted in the most recent inspection. Marketing Summary: Property is not currently listed for sale.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 29

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
18	310916915	9,831,109.48	4.48000%	9,831,109.48 4.48000%		10	06/29/20	05/01/20	09/11/20
37	440000210	0.00	4.94100%	0.00	4.94100%	8	10/12/20	06/01/20	--
45	310917863	5,100,812.80	4.53000%	5,100,812.80 4.53000%		10	06/29/20	05/01/20	08/11/20
Totals		14,931,922.28		14,931,922.28
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 25 of 29

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 29

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 27 of 29

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
36	0.00	0.00	1,144.10	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	1,097.78	0.00	0.00	3,949.99	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	2,241.88	0.00	0.00	3,949.99	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		6,191.87

© 2021 Computershare. All rights reserved. Confidential.												Page 28 of 29

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29